Basis of presentation - impact of IFRS 9 on Previously Reported Amounts (Details) - EUR (€) € in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Disclosure of initial application of standards or interpretations [line items]
Other financial assets (Non-current)	€ 362	€ 423	€ 482
Other receivables	1,484	666	666
Trade and other receivables	7,188	7,887	7,887
Other financial assets (Current)	615	546	487
Cash and cash equivalents	€ 12,450	12,638	12,638
Cash at bank
Disclosure of initial application of standards or interpretations [line items]
Cash and cash equivalents		6,396	6,396
Increase (decrease) in financial assets on basis of measurement category, initial application of IFRS 9		0
Money market securities
Disclosure of initial application of standards or interpretations [line items]
Cash and cash equivalents		2,712	6,242
Increase (decrease) in financial assets on basis of measurement category, initial application of IFRS 9		(3,530)
Other cash and cash equivalents
Disclosure of initial application of standards or interpretations [line items]
Cash and cash equivalents		3,530
Increase (decrease) in financial assets on basis of measurement category, initial application of IFRS 9		3,530
Cash and cash equivalents
Disclosure of initial application of standards or interpretations [line items]
Cash and cash equivalents		12,638	12,638
Increase (decrease) in financial assets on basis of measurement category, initial application of IFRS 9		0
Current derivative financial assets
Disclosure of initial application of standards or interpretations [line items]
Other financial assets (Current)		265	265
Increase (decrease) in financial assets on basis of measurement category, initial application of IFRS 9		0
Current debt securities measured at fair value through other comprehensive income
Disclosure of initial application of standards or interpretations [line items]
Other financial assets (Current)			4
Increase (decrease) in financial assets on basis of measurement category, initial application of IFRS 9		(4)
Current other assets
Disclosure of initial application of standards or interpretations [line items]
Other financial assets (Current)		4
Increase (decrease) in financial assets on basis of measurement category, initial application of IFRS 9		4
Current debt securities measured at fair value through profit or loss
Disclosure of initial application of standards or interpretations [line items]
Other financial assets (Current)		231	172
Increase (decrease) in financial assets on basis of measurement category, initial application of IFRS 9		59
Current held for trading investments
Disclosure of initial application of standards or interpretations [line items]
Other financial assets (Current)			46
Increase (decrease) in financial assets on basis of measurement category, initial application of IFRS 9		(46)
Current equity instruments measured at fair value through profit or loss
Disclosure of initial application of standards or interpretations [line items]
Other financial assets (Current)		46
Increase (decrease) in financial assets on basis of measurement category, initial application of IFRS 9		46
Current other financial assets
Disclosure of initial application of standards or interpretations [line items]
Other financial assets (Current)		546	487
Increase (decrease) in financial assets on basis of measurement category, initial application of IFRS 9		59
Current trade receivables at amortized cost
Disclosure of initial application of standards or interpretations [line items]
Trade and other receivables		2,432	2,460
Increase (decrease) in financial assets on basis of measurement category, initial application of IFRS 9		(28)
Current trade receivables measured at fair value through profit or loss
Disclosure of initial application of standards or interpretations [line items]
Trade and other receivables		28
Increase (decrease) in financial assets on basis of measurement category, initial application of IFRS 9		28
Current receivables from financing activities measured at amortized cost
Disclosure of initial application of standards or interpretations [line items]
Trade and other receivables		2,246	2,946
Increase (decrease) in financial assets on basis of measurement category, initial application of IFRS 9		(700)
Current receivables from financing activities measured at fair value through profit or loss
Disclosure of initial application of standards or interpretations [line items]
Trade and other receivables		700
Increase (decrease) in financial assets on basis of measurement category, initial application of IFRS 9		700
Current other receivables
Disclosure of initial application of standards or interpretations [line items]
Trade and other receivables		2,481	2,481
Increase (decrease) in financial assets on basis of measurement category, initial application of IFRS 9		0
Trade and other receivables
Disclosure of initial application of standards or interpretations [line items]
Trade and other receivables		7,887	7,887
Increase (decrease) in financial assets on basis of measurement category, initial application of IFRS 9		0
Non-current receivables from financing activities
Disclosure of initial application of standards or interpretations [line items]
Other receivables		194	194
Increase (decrease) in financial assets on basis of measurement category, initial application of IFRS 9		0
Non-current other receivables
Disclosure of initial application of standards or interpretations [line items]
Other receivables		472	472
Increase (decrease) in financial assets on basis of measurement category, initial application of IFRS 9		0
Other receivables
Disclosure of initial application of standards or interpretations [line items]
Other receivables		666	666
Increase (decrease) in financial assets on basis of measurement category, initial application of IFRS 9		0
Non-current derivative financial assets
Disclosure of initial application of standards or interpretations [line items]
Other financial assets (Non-current)		19	19
Increase (decrease) in financial assets on basis of measurement category, initial application of IFRS 9		0
Non-current debt securities measured at fair value through profit or loss
Disclosure of initial application of standards or interpretations [line items]
Other financial assets (Non-current)			59
Increase (decrease) in financial assets on basis of measurement category, initial application of IFRS 9		(59)
Non-current debt securities held to maturity
Disclosure of initial application of standards or interpretations [line items]
Other financial assets (Non-current)			2
Increase (decrease) in financial assets on basis of measurement category, initial application of IFRS 9		(2)
Non-current equity instruments measured at fair value through profit or loss [Member]
Disclosure of initial application of standards or interpretations [line items]
Other financial assets (Non-current)		20
Increase (decrease) in financial assets on basis of measurement category, initial application of IFRS 9		20
Non-current equity instruments measured at fair value through other comprehensive income [Member]
Disclosure of initial application of standards or interpretations [line items]
Other financial assets (Non-current)		46	23
Increase (decrease) in financial assets on basis of measurement category, initial application of IFRS 9		23
Non-current financial receivables
Disclosure of initial application of standards or interpretations [line items]
Other financial assets (Non-current)		275	275
Increase (decrease) in financial assets on basis of measurement category, initial application of IFRS 9		0
Non-current collateral deposits
Disclosure of initial application of standards or interpretations [line items]
Other financial assets (Non-current)		61	61
Increase (decrease) in financial assets on basis of measurement category, initial application of IFRS 9		0
Non-current other assets
Disclosure of initial application of standards or interpretations [line items]
Other financial assets (Non-current)		2
Increase (decrease) in financial assets on basis of measurement category, initial application of IFRS 9		2
Non-current equity securities measured at cost
Disclosure of initial application of standards or interpretations [line items]
Other financial assets (Non-current)			43
Increase (decrease) in financial assets on basis of measurement category, initial application of IFRS 9		(43)
Non-current other financial assets
Disclosure of initial application of standards or interpretations [line items]
Other financial assets (Non-current)		423	€ 482
Increase (decrease) in financial assets on basis of measurement category, initial application of IFRS 9		€ (59)